Employee Future Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	3.98%	4.08%
Discount rate as at December 31	3.58%	4.00%
Expected long-term rate of return on plan assets	5.97%	6.25%
Rate of compensation increase	3.34%	3.36%
Health care cost trend increase as at December 31	0.00%	0.00%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	3.96%	4.14%
Discount rate as at December 31	3.59%	4.00%
Expected long-term rate of return on plan assets	5.81%	6.25%
Rate of compensation increase	0.00%	0.00%
Health care cost trend increase as at December 31	4.71%	4.70%
Health care cost trend rate assumed for next fiscal year	6.38%
Remaining period until health care cost trend rate reaches ultimate trend rate	11 years
Year that rate reaches ultimate trend rate	2028